Nature of Operations and Summary of Significant Accounting Policies (Details) (USD $)	0 Months Ended	1 Months Ended		3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 12, 2013	May 31, 2013	Apr. 30, 2013	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies [Line Items]
Common Stock, Shares Authorized				100,000,000	100,000,000				100,000,000				100,000,000		100,000,000	100,000,000
Preferred Stock, Shares Authorized				50,000,000	50,000,000				50,000,000				50,000,000		50,000,000	50,000,000
Stock Issued During Period, Shares, New Issues		12,100,000
Proceeds from Issuance of Private Placement		$ 223,800,000
Payments to Acquire Businesses, Gross	15,700,000												178,235,000	15,132,000	15,708,000
Assets Held-in-trust									2,900,000							2,900,000
Stock Issued During Period, Shares, Conversion of Units			5,000,000
Allowance for Doubtful Accounts Receivable					0				0						0	0
Impairment of Real Estate															0	0
Home Building Revenue				90,735,000	63,631,000	41,494,000	41,291,000	24,717,000	25,213,000	25,027,000	26,204,000	19,586,000	217,734,000	107,502,000	171,133,000	96,030,000
Construction and Development Costs				70,896,000		31,948,000							166,367,000	81,084,000	129,651,000	75,448,000
Earnest Money Deposits					2,900,000				1,300,000						2,900,000	1,300,000
Income Tax Expense (Benefit)				2,570,000		1,346,000		0					7,109,000	3,330,000	5,642,000
Tax Basis of Investments, Gross, Unrealized Appreciation									2,500,000							2,500,000
Tax Basis of Investments, Gross, Unrealized Depreciation									600,000							600,000
Tax Basis of Investments, Unrealized Appreciation (Depreciation), Net									1,900,000							1,900,000
Due diligence expense					68,000				80,000						68,000	80,000
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount									11,400,000							11,400,000
Variable Interest Entity, carrying amount								25,443,000
Assets				638,593,000	312,639,000				90,673,000				638,593,000		312,639,000	90,673,000
Liabilities				270,824,000	41,083,000				66,112,000				270,824,000		41,083,000	66,112,000
Trade Names [Member]
Summary of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life															4 years
Noncompete Agreements [Member]
Summary of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life															2 years
Other Intangibles [Member]
Summary of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life															7 years
Build On Your Own Lot [Member]
Summary of Significant Accounting Policies [Line Items]
Home Building Revenue															11,000,000
Construction and Development Costs															8,800,000
Number Of Contracts					58										58
Billed Contracts Receivable					1,200,000										1,200,000
Billings in Excess of Cost					1,200,000										1,200,000
Regency [Member]
Summary of Significant Accounting Policies [Line Items]
Assets									21,600,000							21,600,000
Liabilities									$ 11,400,000							$ 11,400,000